Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class A
Trading Symbol	BGLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions in select U.S. midstream operators focused on natural gas and natural gas liquids contributed, as the sector continued to outperform. Within the gas utilities sector, positive security selection across the U.S. and Asia contributed during the period.
Select ports in emerging markets rallied meaningfully during the period. Zero exposure detracted from relative performance. Underperforming positions in U.S. and European communication tower operators detracted from returns during the period.
POSITIONING
Within the utilities sector, we’re focused on companies that we believe operate the best assets located in the best jurisdictions. Our portfolio positioning is focused on pro-growth environments, favorable regulatory backdrops and management teams that have a strong history of deploying capital to its highest and best use. Within transports, we are focused on markets where toll road traffic is supported by population and economic growth. Tower companies are grappling with a variety of headwinds, but we think discounted valuations among select companies reflect these headwinds, and we’re optimistic that increasing mobile traffic, moderating interest rates and limited new supply of towers can help close the valuation gap. Lastly, within energy midstream, we think the sector continues to offer an attractive investment proposition. Supply and demand tailwinds for U.S. hydrocarbons remain quite strong, and balance sheets appear well positioned to meet dividend obligations.

Top Contributors
↑	Midstream
↑	Gas Utilities
↑	Toll Roads

Top Detractors
↓	Ports
↓	Towers
↓	Airports

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.81	2.50	1.48
Class A (with sales charge)	-3.98	1.50	0.99
The MSCI World Index Gross (USD)	20.75	12.32	9.73
FTSE Global Core Infrastructure 50/50 Index	5.29	3.88	5.62
Dow Jones Brookfield Global Infrastructure Composite Index	3.77	3.01	3.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.

Net Assets	$ 295,694,446
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 950,547
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$295,694,446
Number of Portfolio Holdings	41
Portfolio Turnover	33%
Total Advisory Fees Paid	$950,547

Holdings [Text Block]

Top 10 Holdings	(%)[1]
NextEra Energy, Inc.	8.1%
Transurban Group	4.9%
Duke Energy Corp.	4.9%
Sempra	4.3%
Crown Castle, Inc.	3.7%
Cheniere Energy, Inc.	3.3%
National Grid PLC	3.1%
Public Service Enterprise Group, Inc.	3.0%
Entergy Corp.	2.9%
PG&E Corp.	2.9%
[1]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class C
Trading Symbol	BGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.00%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions in select U.S. midstream operators focused on natural gas and natural gas liquids contributed, as the sector continued to outperform. Within the gas utilities sector, positive security selection across the U.S. and Asia contributed during the period.
Select ports in emerging markets rallied meaningfully during the period. Zero exposure detracted from relative performance. Underperforming positions in U.S. and European communication tower operators detracted from returns during the period.
POSITIONING
Within the utilities sector, we’re focused on companies that we believe operate the best assets located in the best jurisdictions. Our portfolio positioning is focused on pro-growth environments, favorable regulatory backdrops and management teams that have a strong history of deploying capital to its highest and best use. Within transports, we are focused on markets where toll road traffic is supported by population and economic growth. Tower companies are grappling with a variety of headwinds, but we think discounted valuations among select companies reflect these headwinds, and we’re optimistic that increasing mobile traffic, moderating interest rates and limited new supply of towers can help close the valuation gap. Lastly, within energy midstream, we think the sector continues to offer an attractive investment proposition. Supply and demand tailwinds for U.S. hydrocarbons remain quite strong, and balance sheets appear well positioned to meet dividend obligations.

Top Contributors
↑	Midstream
↑	Gas Utilities
↑	Toll Roads

Top Detractors
↓	Ports
↓	Towers
↓	Airports

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	0.09	1.72	0.72
Class C (with sales charge)	-0.89	1.72	0.72
The MSCI World Index Gross (USD)	20.75	12.32	9.73
FTSE Global Core Infrastructure 50/50 Index	5.29	3.88	5.62
Dow Jones Brookfield Global Infrastructure Composite Index	3.77	3.01	3.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.

Net Assets	$ 295,694,446
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 950,547
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$295,694,446
Number of Portfolio Holdings	41
Portfolio Turnover	33%
Total Advisory Fees Paid	$950,547

Holdings [Text Block]

Top 10 Holdings	(%)[1]
NextEra Energy, Inc.	8.1%
Transurban Group	4.9%
Duke Energy Corp.	4.9%
Sempra	4.3%
Crown Castle, Inc.	3.7%
Cheniere Energy, Inc.	3.3%
National Grid PLC	3.1%
Public Service Enterprise Group, Inc.	3.0%
Entergy Corp.	2.9%
PG&E Corp.	2.9%
[2]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	BGLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions in select U.S. midstream operators focused on natural gas and natural gas liquids contributed, as the sector continued to outperform. Within the gas utilities sector, positive security selection across the U.S. and Asia contributed during the period.
Select ports in emerging markets rallied meaningfully during the period. Zero exposure detracted from relative performance. Underperforming positions in U.S. and European communication tower operators detracted from returns during the period.
POSITIONING
Within the utilities sector, we’re focused on companies that we believe operate the best assets located in the best jurisdictions. Our portfolio positioning is focused on pro-growth environments, favorable regulatory backdrops and management teams that have a strong history of deploying capital to its highest and best use. Within transports, we are focused on markets where toll road traffic is supported by population and economic growth. Tower companies are grappling with a variety of headwinds, but we think discounted valuations among select companies reflect these headwinds, and we’re optimistic that increasing mobile traffic, moderating interest rates and limited new supply of towers can help close the valuation gap. Lastly, within energy midstream, we think the sector continues to offer an attractive investment proposition. Supply and demand tailwinds for U.S. hydrocarbons remain quite strong, and balance sheets appear well positioned to meet dividend obligations.

Top Contributors
↑	Midstream
↑	Gas Utilities
↑	Toll Roads

Top Detractors
↓	Ports
↓	Towers
↓	Airports

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.16	2.77	1.74
The MSCI World index Gross (USD)	20.75	12.32	9.73
FTSE Global Core Infrastructure 50/50 Index	5.29	3.88	5.62
Dow Jones Brookfield Global Infrastructure Composite Index	3.77	3.01	3.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.

Net Assets	$ 295,694,446
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 950,547
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$295,694,446
Number of Portfolio Holdings	41
Portfolio Turnover	33%
Total Advisory Fees Paid	$950,547

Holdings [Text Block]

Top 10 Holdings	(%)[1]
NextEra Energy, Inc.	8.1%
Transurban Group	4.9%
Duke Energy Corp.	4.9%
Sempra	4.3%
Crown Castle, Inc.	3.7%
Cheniere Energy, Inc.	3.3%
National Grid PLC	3.1%
Public Service Enterprise Group, Inc.	3.0%
Entergy Corp.	2.9%
PG&E Corp.	2.9%
[3]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class A
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class A
Trading Symbol	BLRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.20%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Singapore was the leading regional contributor to relative performance. Outperformance was driven by not owning underperforming securities across property types during the period. Within the U.S., the net lease sector was the leading contributor to relative performance. Overweight positions to retail-focused landlords outperformed.
Overall, the U.S. was the leading detractor from relative performance. Relative underperformance was primarily due to underweight positions to regional malls, which outperformed early in the year. The U.K. was also a regional detractor. Overweight positions in student housing and office landlords lagged during the period.
POSITIONING
In the U.S., we maintain a preference for needs-based real estate, which includes residential, health care and select retail assets. We have increased exposure to Europe and have a favorable view broadly, particularly among residential, retail and specialty landlords in continental Europe. In Asia Pacific, we believe Japanese property values may benefit as some private investors indicated they’re likely to deploy meaningful amounts of capital in the region over the next several years.

Top Contributors
↑	U.S. Net Lease
↑	Singapore
↑	Australia

Top Detractors
↓	U.S. Retail
↓	U.K.
↓	Japan

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.83	-1.73	1.38
Class A (with sales charge)	-3.99	-2.68	0.89
MSCI THE WORLD INDEX Gross (USD)	20.75	12.32	9.73
FTSE EPRA/NAREIT Developed Net TR	4.54	-0.69	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.

Net Assets	$ 209,569,325
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 904,678
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$209,569,325
Number of Portfolio Holdings	56
Portfolio Turnover	73%
Total Advisory Fees Paid	$904,678

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Prologis, Inc.	7.5%
Extra Space Storage, Inc.	3.9%
Welltower, Inc.	3.8%
Digital Realty Trust, Inc.	3.7%
Equinix, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Essex Property Trust, Inc.	3.1%
UDR, Inc.	2.9%
Equity LifeStyle Properties, Inc.	2.7%
VICI Properties, Inc.	2.7%
[4]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class C
Trading Symbol	BLRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Singapore was the leading regional contributor to relative performance. Outperformance was driven by not owning underperforming securities across property types during the period. Within the U.S., the net lease sector was the leading contributor to relative performance. Overweight positions to retail-focused landlords outperformed.
Overall, the U.S. was the leading detractor from relative performance. Relative underperformance was primarily due to underweight positions to regional malls, which outperformed early in the year. The U.K. was also a regional detractor. Overweight positions in student housing and office landlords lagged during the period.
POSITIONING
In the U.S., we maintain a preference for needs-based real estate, which includes residential, health care and select retail assets. We have increased exposure to Europe and have a favorable view broadly, particularly among residential, retail and specialty landlords in continental Europe. In Asia Pacific, we believe Japanese property values may benefit as some private investors indicated they’re likely to deploy meaningful amounts of capital in the region over the next several years.

Top Contributors
↑	U.S. Net Lease
↑	Singapore
↑	Australia

Top Detractors
↓	U.S. Retail
↓	U.K.
↓	Japan

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	0.08	-2.48	0.62
Class C (with sales charge)	-0.90	-2.48	0.62
MSCI THE WORLD INDEX Gross (USD)	20.75	12.32	9.73
FTSE EPRA/NAREIT Developed Net TR	4.54	-0.69	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.

Net Assets	$ 209,569,325
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 904,678
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$209,569,325
Number of Portfolio Holdings	56
Portfolio Turnover	73%
Total Advisory Fees Paid	$904,678

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Prologis, Inc.	7.5%
Extra Space Storage, Inc.	3.9%
Welltower, Inc.	3.8%
Digital Realty Trust, Inc.	3.7%
Equinix, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Essex Property Trust, Inc.	3.1%
UDR, Inc.	2.9%
Equity LifeStyle Properties, Inc.	2.7%
VICI Properties, Inc.	2.7%
[5]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class I
Trading Symbol	BLRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Singapore was the leading regional contributor to relative performance. Outperformance was driven by not owning underperforming securities across property types during the period. Within the U.S., the net lease sector was the leading contributor to relative performance. Overweight positions to retail-focused landlords outperformed.
Overall, the U.S. was the leading detractor from relative performance. Relative underperformance was primarily due to underweight positions to regional malls, which outperformed early in the year. The U.K. was also a regional detractor. Overweight positions in student housing and office landlords lagged during the period.
POSITIONING
In the U.S., we maintain a preference for needs-based real estate, which includes residential, health care and select retail assets. We have increased exposure to Europe and have a favorable view broadly, particularly among residential, retail and specialty landlords in continental Europe. In Asia Pacific, we believe Japanese property values may benefit as some private investors indicated they’re likely to deploy meaningful amounts of capital in the region over the next several years.

Top Contributors
↑	U.S. Net Lease
↑	Singapore
↑	Australia

Top Detractors
↓	U.S. Retail
↓	U.K.
↓	Japan

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.11	-1.48	1.64
MSCI THE WORLD INDEX Gross (USD)	20.75	12.32	9.73
FTSE EPRA/NAREIT Developed Net TR	4.54	-0.69	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.

Net Assets	$ 209,569,325
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 904,678
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$209,569,325
Number of Portfolio Holdings	56
Portfolio Turnover	73%
Total Advisory Fees Paid	$904,678

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Prologis, Inc.	7.5%
Extra Space Storage, Inc.	3.9%
Welltower, Inc.	3.8%
Digital Realty Trust, Inc.	3.7%
Equinix, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Essex Property Trust, Inc.	3.1%
UDR, Inc.	2.9%
Equity LifeStyle Properties, Inc.	2.7%
VICI Properties, Inc.	2.7%
[6]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Renewables & Sustainable Infrastructure Fund
Class Name	Class I
Trading Symbol	GRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Renewables & Sustainable Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2024, the Fund underperformed the MSCI World Net Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Top contributors included:
Clean Technology: Positions in manufacturers of commercial and residential heating, ventilation, and air conditioning (HVAC) systems contributed positively during the period. A position in a smart meter solutions company also contributed positively.
Water & Waste Infrastructure: Positions in waste management companies continued to rally, following strong performance in 2023.
Detractors included:
Renewable Power & Infrastructure: Underperformance among non-U.S. power producers detracted from returns during the period.
POSITIONING
Thus far in 2024 we have seen sentiment toward listed renewables and sustainable infrastructure continue to fluctuate in response to the outlook for interest rates. Overall, however, we believe the fundamental outlook continues to set up well for returns over the next several years. Input costs continue to decline and global renewable power capacity growth continues to set records. We continue to highlight the importance of diversity within the renewables and sustainable infrastructure universe. Beyond “pure-play” renewables companies like power generators, wind turbines and solar panels, the universe includes waste management companies tied to the concept of a circular economy. We believe these companies have shown their ability to provide diversification to a renewables portfolio.

Top Contributors
↑	Water & Waste Infrastructure (Infrastructure-Like)
↑	Clean Technology
↑	Water & Waste Infrastructure (Broader value chain)

Top Detractors
↓	Renewable Power & Infrastructure (Infrastructure-Like)
↓	Renewable Power & Infrastructure (Broader value chain)
↓	Other Sustainable Infrastructure

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2019)
Class I (without sales charge)	-4.10	6.34
MSCI THE WORLD INDEX Gross (USD)	20.75	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund for more recent performance information.

Net Assets	$ 45,727,464
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 97,831
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$45,727,464
Number of Portfolio Holdings	33
Portfolio Turnover	30%
Total Advisory Fees Paid	$97,831

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Enel SpA	5.8%
Iberdrola SA	5.3%
CMS Energy Corp.	4.6%
Public Service Enterprise Group, Inc.	4.5%
NextEra Energy, Inc.	4.3%
Waste Connections, Inc.	4.1%
Boralex, Inc.	4.0%
American Water Works Company, Inc.	3.9%
E.ON SE	3.8%
Redeia Corp. SA	3.5%
[7]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class A
Shareholder Report [Line Items]
Fund Name	Oaktree Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	OEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.22%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Our underperformance during the period was mostly attributable to our stock selection in China and Brazil, combined with our overweight allocation to Brazil. Meanwhile, our selection in Taiwan had the largest positive impact on our performance.
At the sector level, our stock selection in materials contributed the most to our performance, while our selection in consumer discretionary was the biggest detractor.
POSITIONING
Our largest overweights by country are China and Brazil, while India and Taiwan are our largest underweights. At the sector level, the portfolio is overweight materials, consumer discretionary, and energy, and is underweight information technology and health care.
We have adjusted the make-up of our China portfolio, adding higher-quality names that have recently become attractive. We also added some India exposure, largely still looking at infrastructure-related names given the need for public spending. South Africa was an area where we saw volatility into the elections, but the results positively surprised the market. We identified a short list of quality companies early on that we would buy should a better-than-expected outcome occur, and we were able to act quickly.

Top Contributors
↑	Taiwan Selection
↑	Materials Selection

Top Detractors
↓	China Selection
↓	Brazil Selection & Overweight
↓	Consumer Discretionary Selection
PERFORMANCE
The Fund posted a small loss for the reported period as our selection and positioning in China and Brazil provided the biggest overhang.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Class A (without sales charge)	-0.56	2.28
Class A (with sales charge)	-5.31	-0.06
MSCI EM (EMERGING MARKETS) Net (USD)	12.55	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.

Net Assets	$ 261,564,871
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 871,262
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$261,564,871
Number of Portfolio Holdings	81
Portfolio Turnover	62%
Total Advisory Fees Paid	$871,262

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	6.0%
Anglogold Ashanti PLC	3.9%
Alibaba Group Holding Ltd.	3.7%
iShares MSCI India ETF	3.5%
Samsung Electronics Co. Ltd.	3.4%
Vale SA	2.9%
Freeport-McMoRan, Inc.	2.9%
KB Financial Group, Inc.	2.6%
Aluminum Corp. of China Ltd.	2.3%
[8]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Oaktree Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	OEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Our underperformance during the period was mostly attributable to our stock selection in China and Brazil, combined with our overweight allocation to Brazil. Meanwhile, our selection in Taiwan had the largest positive impact on our performance.
At the sector level, our stock selection in materials contributed the most to our performance, while our selection in consumer discretionary was the biggest detractor.
POSITIONING
Our largest overweights by country are China and Brazil, while India and Taiwan are our largest underweights. At the sector level, the portfolio is overweight materials, consumer discretionary, and energy, and is underweight information technology and health care.
We have adjusted the make-up of our China portfolio, adding higher-quality names that have recently become attractive. We also added some India exposure, largely still looking at infrastructure-related names given the need for public spending. South Africa was an area where we saw volatility into the elections, but the results positively surprised the market. We identified a short list of quality companies early on that we would buy should a better-than-expected outcome occur, and we were able to act quickly.

Top Contributors
↑	Taiwan Selection
↑	Materials Selection

Top Detractors
↓	China Selection
↓	Brazil Selection & Overweight
↓	Consumer Discretionary Selection
PERFORMANCE
The Fund posted a small loss for the reported period as our selection and positioning in China and Brazil provided the biggest overhang.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2021)
Class I (without sales charge)	-0.31	-6.99
MSCI EM (EMERGING MARKETS) Net (USD)	12.55	-5.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.

Net Assets	$ 261,564,871
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 871,262
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$261,564,871
Number of Portfolio Holdings	81
Portfolio Turnover	62%
Total Advisory Fees Paid	$871,262

Holdings [Text Block]

Top 10 Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	6.0%
Anglogold Ashanti PLC	3.9%
Alibaba Group Holding Ltd.	3.7%
iShares MSCI India ETF	3.5%
Samsung Electronics Co. Ltd.	3.4%
Vale SA	2.9%
Freeport-McMoRan, Inc.	2.9%
KB Financial Group, Inc.	2.6%
Aluminum Corp. of China Ltd.	2.3%
[9]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds

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[4]
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